FINANCE AND ACCRETION EXPENSES (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 23, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure Of Finance And Accretion Expenses [Abstract]
Lease liabilities and lease related obligations		$ 1,378	$ 1,945
Redemption of senior secured debt	$ 400,000
Write-off of deferred financing charges	4,646	4,646	0
Accounting loss capitalized	1,742
Amount of redemption call premium	$ 9,571	9,571	0
Development costs capitalzed		$ 23,060	$ 8,865